EQUITY - Conversion of preferred shares to common shares (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	Sep. 16, 2022	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Shares issued by the company for three shareholders			340
Reimbursement amount per share to be paid corresponding to adjusted shareholders' equity			R$ 40.49
Payments for dissenting shareholders	R$ 14
Treasury share
EQUITY
Shares issued		13,381,540	14,046,652
Reimbursement amount per share to be paid corresponding to adjusted shareholders' equity			R$ 41.70